Shareholders' equity - Outstanding (Detail)	Dec. 31, 2018 EquityInstruments	Dec. 31, 2018 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EquityInstruments	Dec. 31, 2017 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EquityInstruments
Shareholders' equity
Common share outstanding		186,692,481			185,930,331
Stock options	1,015,409		1,015,409	955,603		955,603	1,304,328
Restricted Share Units | $			115,337			119,796
Total		187,823,227			187,005,730